DEBT (Tables)	9 Months Ended
Sep. 30, 2023
Debt Disclosure [Abstract]
Schedule of convertible notes
	September 30, 2023	December 31, 2022
Principal outstanding	$382,616	$378,263
Less: unamortized debt discount	(48,125)	–
Convertible notes, net	$334,491	$378,263

Schedule of loans payable

	September 30,	December 31,
	2023	2022
RI - line of credit	$99,971	$99,971
RI - Short-term loans	41,279	43,899
WS - line of credit	200,000	200,000
WS- Short-term loans	126,817	128,830
Loan payable, current	$468,067	$472,700

RI - SBA EIDL	$102,597	$102,597
RI - long-term loans	84,661	86,041
WS - SBA EIDL	26,307	26,307
WS - long-term loans	92,446	113,564
Loan payable, non-current	$306,011	$328,508